Discontinued Operations (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Sep. 15, 2021	Aug. 06, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain loss on disposal of discontinued operation net of tax						$ 1,853,169
Investments						302,654
Due to related party
CONtv [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Passive interest			10.00%		10.00%
Investments			$ 0		$ 0	0
CONtv [Member] | Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Due to related party			$ 0		$ 0	$ 0
Jevo Assets [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain loss on disposal of discontinued operation net of tax	$ 1,130,740
Net cash paid on the closing date	$ 1,500,000
Asset Purchase Agreement [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain loss on disposal of discontinued operation net of tax		$ 722,429
Informa Agreement [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain loss on disposal of discontinued operation net of tax		$ 722,429